Note 9 - Capital Stock and Reserves - Warrant Derivative Liability (Details)		12 Months Ended
	Aug. 24, 2023 CAD ($) shares	Mar. 31, 2025 CAD ($) shares		Mar. 31, 2024 CAD ($) shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Aug. 24, 2023 $ / shares	Mar. 31, 2023 shares
Statement Line Items [Line Items]
Change in fair value of derivatives	$ 0	$ 498,534	[1]	$ 166,651
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	800,000	800,000		800,000				0
Fair Value of each warrant at valuation date (in dollars per share) | $ / shares					$ 0.14	$ 0.61	$ 0.76
Exchange rate	1.3546	1.43125		1.35397
Fair value of warrants outstanding (derivative liability)	$ 823,597	$ 152,765		$ 656,946

[1]	Adjusted by $5,647 for portion allocated to Spin-Out (Note 17).